NON-FINANCIAL ASSETS AND LIABILITIES (Details 12) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current salaries and social security payable	$ 32	$ 28
Salaries And Social Security Contributions [Member]
IfrsStatementLineItems [Line Items]
Current salaries and social security payable	5	4
Provision For Vacations [Member]
IfrsStatementLineItems [Line Items]
Current salaries and social security payable	8	7
Provision For Gratifications And Annual Bonus For Efficiency [Member]
IfrsStatementLineItems [Line Items]
Current salaries and social security payable	$ 19	$ 17